Pension Benefits And Other Postretirement Benefits Recognized In the Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent assets	$ 12	$ 23
Deferred tax asset	43,067	19,618
Total assets	43,079	19,641
Current liabilities	(4,916)	(5,097)
Long-term liabilities	(288,437)	(211,177)
Deferred tax liability	(546)	(644)
Total liabilities	(293,899)	(216,918)
Accumulated other comprehensive income	111,725	48,957
Net amount recognized	(139,095)	(148,320)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent assets	0	0
Deferred tax asset	1,162	605
Total assets	1,162	605
Current liabilities	(627)	(491)
Long-term liabilities	(13,287)	(11,445)
Deferred tax liability	0	0
Total liabilities	(13,914)	(11,936)
Accumulated other comprehensive income	1,848	961
Net amount recognized	$ (10,904)	$ (10,370)